SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 15 — SUBSEQUENT EVENT

Convertible Note and Warrant

On November 3, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Talos Victory Fund, LLC, a Delaware limited liability company (the “Lender”), dated as of October 27, 2021, pursuant to which the Company issued the Lender a convertible promissory note in the principal amount of $250,000 (the “Note”) with interest at 8% per annum, payable on the one-year anniversary of the issuance of the Note and a three-year warrant (the “Warrant”) to purchase an aggregate of 200,000 shares of the Company’s common stock (the “Warrant Shares”) at an exercise price of $1.25 per share, subject to certain adjustments. The Company received $225,000 gross proceeds from the issuance of the Note as a result of the original discount rate on the Note.

Registration Statement

On September 13, 2021, the Company filed a registration statement (No. 333-259499) with the SEC to offer and sell shares of common stock in an underwritten offering through Craft Capital Management LLC and R.F. Lafferty & Co., Inc. The Company also filed an application to have its shares of common stock listed on the Nasdaq Capital Market.

NOTE 15 — SUBSEQUENT EVENT

(i) On December 30, 2020, Sichuan Vouch Technology Co., Ltd. (“Sichuan Vtouch”) was incorporated in Chengdu, Sichuan, under the laws of PRC in order to take over the operating business of Sichuan Wetouch, with HK Wetouch as sole shareholder. HK Wetouch, an affiliate of Guangde Cai, our Chairman and Director, was incorporated on December 3, 2020 under the laws of Hong Kong.

On March 12, 2021, BVI Wetouch acquired all the outstanding shares of HK Wetouch from the sole shareholder of HK Wetouch, Guangde Cai, in consideration of the payment of HK$10,000 pursuant to instruments of transfer in accordance with Hong Kong law. As a result of the acquisition, HK Wetouch and Sichuan Vtouch became our indirect wholly-owned subsidiaries.

(ii) Pursuant to local PRC government guidelines on local environment issues and the national overall plan, Sichuan Wetouch is under the government directed relocation order no later than December 31, 2021 and get compensated accordingly. On March 18, 2021, pursuant to the agreement with the local government and an appraisal report issued by a mutual agreed appraiser, Sichuan Wetouch received a compensation of RMB115.2 million ($17.7 million) (“Compensation Funds”) for the withdrawal of the right to use of state-owned land and the demolition of all buildings, facilities, equipment and all other appurtenances on the land.

(iii) On March 16, 2020, in order to minimize interruption of our business, Sichuan Vtouch entered into a leasing agreement with Sichuan Renshou Shigao Tianfu Investment Co., Ltd., a limited company owned by the local government, to lease the property, and all buildings, facilities and equipment thereon (“Demised Properties) of Sichuan Wetouch, commencing from April 1, 2021 until December 31, 2021, at a monthly rent of RMB300,000 ($46,154) for the use of the Demised Properties.

(iv) On December 31, 2020, the Company released a preliminary prospectus for selling an aggregate of 15,889,371 shares of common stock, par value $0.001 per share at the fixed price of $3.38. Per the prospectus, all net proceeds from the sale or other disposition of the shares of Common Stock covered by this prospectus will go to the Selling Shareholders or underwriters. The Company will receive none of the proceeds from the sale or other disposition of the shares of common stock covered by this prospectus by the Selling Shareholders. The Company will bear all expenses of registration incurred in connection with this offering, but all selling and other expenses incurred by the Selling Shareholders will be borne by them.

As of the date of filing, the proposed sales was not completed yet.